UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 25, 2013
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$491,193 (thousands)


List of Other Included Managers:

NONE
Security
Symbol
Cusip
Market
Value
(x1000)
Quantity
Investment
Discretion
Other
Managers
Voting
Authority
Share
aapl
037833100
535.62
1,210.00
Sole
None
1,210
acc
024835100
7,506.54
165,561.00
Sole
None
165,561
axp
025816109
10,420.55
154,470.00
Sole
None
154,470
ben
354613101
9,320.66
61,804.00
Sole
None
61,804
bhi
057224107
336.47
7,250.00
Sole
None
7,250
biel
09062H108
0.24
60,000.00
Sole
None
60,000
big
089302103
7,093.29
201,114.00
Sole
None
201,114
bmy
110122108
305.05
7,406.00
Sole
None
7,406
bp
055622104
457.25
10,797.00
Sole
None
10,797
bzh
07556Q881
256.05
16,165.00
Sole
None
16,165
cat
149123101
317.44
3,650.00
Sole
None
3,650
cl
194162103
283.27
2,400.00
Sole
None
2,400
cmcsa
20030N101
14,561.94
346,878.00
Sole
None
346,878
cns
19247A100
14,197.26
393,603.00
Sole
None
393,603
csco
17275R102
6,587.38
315,261.00
Sole
None
315,261
cvm
150837409
2.31
10,000.00
Sole
None
10,000
cvx
166764100
3,070.90
25,845.00
Sole
None
25,845
data
238134100
5.30
10,000.00
Sole
None
10,000
dgit
25400b108
3,010.81
468,973.00
Sole
None
468,973
dis
254687106
10,593.97
186,514.00
Sole
None
186,514
el
518439104
8,847.28
138,174.00
Sole
None
138,174
embox
52106N418
349.10
30,462.39
Sole
None
30,462
eog
26875P101
8,548.29
66,747.00
Sole
None
66,747
fcea
345550107
13,496.94
759,535.00
Sole
None
759,535
fecof
30246x108
2.06
170,600.00
Sole
None
170,600
fmer
337915102
1,694.18
102,429.00
Sole
None
102,429
ge
369604103
9,832.29
425,272.00
Sole
None
425,272
gmt
361448103
10,736.17
206,584.00
Sole
None
206,584
gy
368682100
16,702.30
1,255,812.00
Sole
None
1,255,812
hpq
428236103
12,223.10
512,714.00
Sole
None
512,714
ibm
459200101
730.77
3,426.00
Sole
None
3,426
intc
458140100
7,278.24
333,329.00
Sole
None
333,329
jnj
478160104
8,695.53
106,654.00
Sole
None
106,654
jpm
46625H100
8,468.48
178,434.00
Sole
None
178,434
jwn
655664100
8,375.57
151,649.00
Sole
None
151,649
kalu
483007704
10,078.48
155,893.00
Sole
None
155,893
kmb
494368103
348.42
3,556.00
Sole
None
3,556
kmt
489170100
7,049.06
180,560.00
Sole
None
180,560
l
540424108
2,874.77
65,232.00
Sole
None
65,232
lkq
501889208
10,948.37
503,142.00
Sole
None
503,142
lm
524901105
8,190.69
254,765.00
Sole
None
254,765
lqdt
53635B107
5,677.34
190,451.00
Sole
None
190,451
ltm
53217R207
7,749.90
181,157.00
Sole
None
181,157
lzoex
52106n764
3,718.40
187,988.11
Sole
None
187,988
mchx
56624r108
5,025.12
1,193,616.00
Sole
None
1,193,616
mmp
559080106
523.61
9,800.00
Sole
None
9,800
mo
02209s103
270.55
7,867.00
Sole
None
7,867
mod
607828100
6,068.94
666,916.00
Sole
None
666,916
mrk
58933Y105
8,495.11
192,197.00
Sole
None
192,197
ndsn
655663102
14,415.02
218,575.00
Sole
None
218,575
nfx
651290108
3,888.52
173,440.00
Sole
None
173,440
noc
666807102
7,011.07
99,944.00
Sole
None
99,944
nsp
45778Q107
7,786.17
274,451.00
Sole
None
274,451
nvpt
669875106
0.00
12,000.00
Sole
None
12,000
omn
682129101
9,781.68
1,275,317.00
Sole
None
1,275,317
orcl
68389X105
9,890.52
305,924.00
Sole
None
305,924
pfe
717081103
623.61
21,608.00
Sole
None
21,608
pg
742718109
386.76
5,019.00
Sole
None
5,019
pgr
743315103
3,068.03
121,410.00
Sole
None
121,410
phm
745867101
18,211.81
899,793.00
Sole
None
899,793
pm
718172109
1,166.94
12,587.00
Sole
None
12,587
rexx
761565100
189.22
11,475.00
Sole
None
11,475
rig
H8817H100
6,123.07
117,842.00
Sole
None
117,842
rnp
19247x100
232.94
12,338.00
Sole
None
12,338
sbux
855244109
1,309.00
22,985.00
Sole
None
22,985
schw
808513105
11,410.35
645,017.00
Sole
None
645,017
sivb
78486q101
486.29
6,855.00
Sole
None
6,855
skul
83083j104
2,947.99
558,331.00
Sole
None
558,331
slb
806857108
10,414.80
139,068.00
Sole
None
139,068
spg
828806109
11,264.42
71,042.00
Sole
None
71,042
swks
83088m102
7,609.68
345,502.00
Sole
None
345,502
ter
880770102
11,050.67
681,299.00
Sole
None
681,299
thc
88033g407
11,226.36
235,947.00
Sole
None
235,947
ttek
88162G103
12,009.71
393,890.00
Sole
None
393,890
twx
887317303
9,026.06
156,648.00
Sole
None
156,648
vgtl
925543100
3.50
10,000.00
Sole
None
10,000
vz
92343V104
218.57
4,447.00
Sole
None
4,447
wfc
949746101
8,304.62
224,510.00
Sole
None
224,510
wy
962166104
12,781.09
407,300.00
Sole
None
407,300
wyn
98310W108
15,610.67
242,101.00
Sole
None
242,101
xom
30231G102
883.44
9,804.00
Sole
None
9,804